Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of Changes in Provisions

(in thousands of euros)	As of January 1, 2022	Increases	Decreases(1)	As of December 31, 2022
Lump-sum retirement benefits	318	—	(48)	270
Non-current provisions	318	—	(48)	270
Provisions for disputes	94	80	—	177
Provisions for charges	16	150	(16)	150
Current provisions	110	230	(16)	327
Total provisions	428	230	(64)	597

(in thousands of euros)	As of January 1, 2021	Increases	Decreases(1)	As of December 31, 2021
Lump-sum retirement benefits	414	—	(97)	318
Non-current provisions	414	—	(97)	318
Provisions for disputes	40	54	—	94
Provisions for charges	—	16	—	16
Current provisions	40	70	—	110
Total provisions	454	70	(97)	428
(1)See Statement of consolidated cash flows and Note 16.4 for the nature of these decreases

Disclosure of Commitments for Retirement Benefits
Commitments for retirement benefits

	As of December 31,
(in thousands of euros)	2022	2021	2020
Provision as of beginning of period	318	414	331
Cost of services	75	84	76
Interests / discounting costs	3	1	3
Expense for the period	78	85	79
Gains or losses related to experience	(29)	(133)	(61)
Gains or losses related to change in demographic assumptions	5	(5)	3
Gains or losses related to change in financial assumptions	(102)	(43)	62
Actuarial gains or losses recognized in other comprehensive income	(126)	(182)	4
Provision as of end of period	270	318	414

Disclosure of Assumptions used to Measure Retirement Benefits
The assumptions used to measure lump-sum retirement benefits are as follows:

As of December 31,
Measurement date	2022	2021	2020
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	44%	42%	44%
Discount rate	3.69%	0.98%	0.33%
Mortality tables	Regulatory table INSEE 2016 -2018	Regulatory table INSEE 2015 -2017	Regulatory table INSEE 2014 -2016
Salary increase rate (including inflation)	Executive: 4% Non-Executive: 3.5%	Executive: 3% Non-Executive: 2.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 5.86%	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	20 years	20 years	17 years

Disclosure of Sensitivity Analysis for Actuarial Assumptions	The sensitivity to the discount rate and to the salary growth is as follows:

Discount rate	3.44%	3.69%	3.94%
Defined Benefit Obligation as of December 31, 2022 (in thousands of euros)	282	270	258